European Union's Emissions Trading System	12 Months Ended
Dec. 31, 2025
European Unions Emissions Trading System.
European Unions Emissions Trading System

16. European Union’s Emissions Trading System

As of December 31, 2025, and 2024, the Company’s European Union Allowances (“EUAs”) obligation amounted to $28,477 and $12,945, respectively, with surrendering dates due September 30, 2026 and 2025, respectively, are included in accrued liabilities in the accompanying consolidated balances sheets.

As of December 31, 2024, the amount of $6,739 due to be collected from charterers is included in trade accounts receivable, net, in the accompanying consolidated balance sheets and the amount of $3,670, consisting of units (with value $3,495) purchased by the Company to be used for settlement of its own outstanding EUAs obligation and units (with value of $175) received by charterers, is included in advances and other, in the accompanying consolidated balance sheets. As of December 31, 2025, the amount of $17,385 due to be collected from charterers is included in trade accounts receivable, net, in the accompanying consolidated balance sheets. During the year ended December 31, 2025, the Company purchased units with value $5,444 to be used for settlement of its own outstanding EUAs obligation and received by charterers units with value of $7,174. Following the settlement of the Company’s obligation due on September 30, 2025, the balancing amount of $4,049 is included in advances and other, in the accompanying consolidated balance sheets as of December 31, 2025.

The Company’s EUAs obligation for 2025 and 2024 amounted to $28,292 and $13,034, respectively, and is included in voyage expenses in the Company’s consolidated statements of comprehensive income. The amounts of $21,387 and $8,158, for 2025 and 2024, respectively, provided by charterers, recognized under voyage revenues in the Company’s consolidated statements of comprehensive income.

EUAs obligations not reimbursable from charterers are revalued using market prices from an EUA index. For the year ended December 31, 2025 and 2024, the Company recorded $1,036 (loss) and $174 (loss), respectively for remeasurement of EUAs obligations (Note 1(m)).